Related party transactions (Details Narrative)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares
Related Party Transaction [Line Items]
Number of options granted			1,885,000	2,550,000
Director and Officer [Member]
Related Party Transaction [Line Items]
Due to related parties | $			$ 62,555	$ 80,874
Director and Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Number of options granted	400,000	900,000
Shares issued, price per share | (per share)	$ 0.22	$ 0.39			$ 0.30	$ 0.50